                                                     AHA INVESTMENT FUNDS, INC.

                                                     Semi-Annual Report to
                                                     Shareholders

                                                     As of December 31, 1998

CONTENTS


--------------------------------------------------------------------------------
Portfolio of Investments                                                      1

   Full Maturity Fixed Income Portfolio
   Limited Maturity Fixed Income Portfolio
   Diversified Equity Portfolio
   Balanced Portfolio

Financial Statement                                                          45

Notes to Financial Statements                                                49

                      FULL MATURITY FIXED INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                DECEMBER 31, 1998

 SHARES OR
 PRINCIPAL
 ---------
 LONG-TERM OBLIGATIONS                                    97.1%            MARKET VALUE
 ---------------------                                                     ------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS                   60.8%
 --------------------------------------
                   United States Treasury Bonds
$    1,175,000     10.750%  08/15/05                                       $  1,566,790
     5,125,000      9.250%  02/15/16                                          7,363,984
     2,343,000      6.375%  08/15/27                                          2,695,183
       420,000      5.500%  08/15/28                                            440,344

                   United States Treasury Notes
       350,000      7.750%  12/31/99                                            360,610
       400,000      5.625%  11/30/00                                            407,250
       590,000      6.250%  01/31/02                                            616,181
     2,010,000      6.625%  03/31/02                                          2,124,948
       616,000      6.500%  05/31/02                                            650,650
       470,000      5.750%  10/31/02                                            487,038
       200,000      5.750%  11/30/02                                            207,438
       200,000      5.625%  12/31/02                                            206,625
     2,460,000      5.500%  01/31/03                                          2,532,263
       160,000      5.375%  06/30/03                                            164,600
     1,050,000      5.250%  08/15/03                                          1,076,579
       120,000      5.750%  08/15/03                                            125,288
       100,000      7.500%  02/15/05                                            114,500
       230,000      7.000%  07/15/06                                            261,984

                   United States Treasury Inflation Index
     1,521,508      3.375%  01/15/07                                          1,466,830
     1,634,246      3.625%  01/15/08                                          1,602,583
     2,342,085      3.625%  04/15/28                                          2,282,803


              THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN
                          INTEGRAL PART OF THIS SCHEDULE.


                                       1

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL                                                                 MARKET VALUE
 ---------                                                                 ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
 --------------------------------------------------
                   United States Treasury Strips
$      100,000      0.000%  11/15/04                                       $     76,031
     1,600,000      0.000%  11/15/04                                          1,212,997
       410,000      0.000%  02/15/23                                            110,548


                   Federal Home Loan Mortgage Corporation
        93,807      8.750%  04/01/09                                             95,717
        70,576     10.500%  01/01/10                                             70,273
       254,102      9.300%  04/15/19                                            263,958
     1,030,374      7.000%  09/15/21                                          1,041,807
       567,412      7.000%  06/15/21                                            575,228
       342,859      7.000%  05/01/24                                            350,402

                   Federal National Mortgage Association
                   (mortgage-backed securities)
       258,298      7.500%  03/25/03                                            265,159
       522,176      9.500%  07/25/19                                            549,436
       395,957      7.600%  11/25/19                                            406,513
       817,690      7.000%  04/25/20                                            824,884
       416,258      6.500%  09/25/20                                            418,682
       123,626      7.500%  09/25/20                                            123,860
       490,185      8.500%  09/25/20                                            507,407
       486,650      7.000%  10/25/20                                            492,655
       631,904      7.000%  01/25/21                                            636,116
       450,912      7.000%  01/25/21                                            457,102


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      2

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL                                                                 MARKET VALUE
 ---------                                                                 ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
 --------------------------------------------------
                   Federal National Mortgage Association- (Continued)
                   (mortgage-backed securities)
$      794,045      8.000%  02/25/21                                       $    812,221
       700,000      7.000%  03/25/21                                            711,650
       529,294      8.500%  09/25/21                                            548,400
       312,595      6.520%  04/10/23                                            312,535
       175,973      9.500%  02/01/25                                            188,375
     2,800,000      5.500%  01/01/29                                          2,765,868
       700,000      6.000%  01/01/29                                            701,533
        30,000      6.000%  01/01/29                                             29,606
       200,000      6.500%  01/01/29                                            201,312
       900,000      7.500%  01/01/29                                            923,904

                   Government National Mortgage Association
                   (mortgage-backed securities)
       274,905      9.500%  12/15/17                                            297,272
     1,300,000      6.000%  01/01/29                                          1,288,222
     1,174,000      6.000%  01/01/29                                          1,186,104
       300,000      7.500%  01/01/29                                            307,032
     1,000,000      7.500%  01/01/29                                          1,030,630
                                                                             ----------


 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                46,537,910


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      3

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


 SHARES OR
 PRINCIPAL                                                            MARKET VALUE
 ---------                                                            ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 ASSET BACKED OBLIGATIONS                              7.7%
 ------------------------
                   AT&T Universal Card Master
$      272,000      5.950%  10/17/00                                  $    275,453

                   Banc One Credit Card Trust
       650,000      6.300%  09/15/00 Series 1995-B                         661,625

                   Capital Equipment Trust
       600,000      6.280%  06/15/00 Series 1996-1                         603,459

                   Chase Commingled Mortgage Security
       508,000      7.370%  02/19/07 Series 1997- A2                       542,234

                   Chevy Chase Home Loan
       307,563      7.150%  05/15/15 Series 1996-1                         314,099

                   Ford Motor Credit Company
       180,000      7.700%  05/15/97 Series 1995-A                         208,352
       500,000      6.500%  08/15/02 Series 1995-A                         509,533
       250,000      9.220%  09/15/21 Series 1996-A                         331,326
        30,000      6.625%  10/01/28                                        30,968

                   Green Tree Financial Corporation
       309,088      6.900%  02/15/04                                       306,898
       245,364      7.850%  07/15/04                                       247,895


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      4

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL                                                            MARKET VALUE
 ---------                                                            ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 ASSET BACKED OBLIGATIONS (CONTINUED)
 ------------------------------------
                   Keystone Owner Trust
$      132,238      6.620%  11/25/08 Series 1998-P1                   $    132,238

                   Nomura Asset Securities Corporation
       200,000      7.120%  04/13/36 Series 1996-M                         215,913

                   Resolution Trust Corporation
       500,024      7.025%  06/25/24                                       494,646

                   Rural Housing Trust
        46,584      3.330%  04/01/26 Series 1987-1                          45,753

                   Student Loan Marketing Association
       900,236      5.787%  04/25/06                                       889,190

                   Standard Credit Card Trust Series 1993-2
        65,000      8.250%  11/07/03                                        69,518
                                                                         ---------

 TOTAL ASSET BACKED OBLIGATIONS                                          5,879,100


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      5

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL                                                            MARKET VALUE
 ---------                                                            ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 CORPORATE OBLIGATIONS                                28.1%
 ---------------------
 BANKS                           2.3%
 -----
                   Chase Manhattan Bank
$      610,000      8.500%  02/15/02                                  $    658,993

                   CIT Group Incorporated
       375,000      5.570%  12/08/03                                       372,560

                   National Bank of Detroit
       220,000      8.250%  11/01/24                                       274,336

                   NCNB Corporation
       325,000     10.200%  07/15/15                                       440,429
                                                                           -------
                                                                         1,746,318

 COMMUNICATION                   1.1%
 -------------
                   Continental Cablevision Incorporated
       200,000      8.875%  09/15/05                                       228,022
       200,000      9.000%  09/01/08                                       234,522
       325,000      9.500%  08/01/13                                       387,454
                                                                           -------
                                                                           849,998

 CONSUMER                        0.5%
 --------
                   Hertz Corporation
       375,000      8.125%  03/11/99                                       376,649

 DISTRIBUTION                    0.4%
 ------------
                   Federal Express
       300,000      9.650%  06/15/12                                       370,594


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      6

                   FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS


 SHARES OR
 PRINCIPAL                                                            MARKET VALUE
 ---------                                                            ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 ELECTRONICS                      0.5%
 -----------
                   System Energy
$      356,712      7.430%  01/15/11                                  $    378,614

 FINANCIAL                        9.2%
 ---------
                   Auburn Hills Trust
       280,000     12.000%  05/01/20                                       464,832

                   Bankers Trust Company
     1,000,000      8.125%  04/01/02                                     1,064,296

                   British Aerospace Financial
       650,000      7.500%  07/01/27                                       720,184

                   Donald Lufkin Jenrett
       400,000      6.000%  12/01/01                                       398,594

                   Dresdner Bank New York
       250,000      7.250%  09/15/15                                       263,493

                   General Motors Acceptance Corporation
       800,000      0.000%  06/15/15 effective yield 6.35%                 291,294
       589,630      6.150%  11/15/07                                       599,292
       660,000      6.750%  05/01/28                                       690,472

                   JPM Capital Trust
        50,000      7.950%  02/01/27                                        53,853


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      7

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL                                                            MARKET VALUE
 ---------                                                            ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 FINANCIAL- (CONTINUED)
 ----------------------
                   Lehman Brothers Incorporated
$      375,000     11.625%  05/15/05                                  $    473,654

                   Merrill Lynch Company
       375,000      6.875%  11/15/18                                       391,397

                   Paine Webber Incorporated
       150,000      6.730%  01/20/04                                       151,479

                   Security Pacific Corporation
       200,000     11.000%  03/01/01                                       220,989

                   Westam Mortgage Financial
       750,000      6.360%  08/26/20                                       725,584

                   Zurich Capital Trust
       500,000      8.376%  06/01/37                                       556,955
                                                                           -------
                                                                         7,066,368


 FOOD, BEVERAGES & TOBACCO                 0.8%
 -------------------------
                   J. Seagram & Sons
       170,000      6.400%  12/15/03                                       168,939
       120,000      6.800%  12/15/08                                       119,722
       330,000      7.500%  12/15/18                                       332,046
                                                                           -------
                                                                           620,707


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      8

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL                                                            MARKET VALUE
 ---------                                                            ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 INDUSTRIAL                  1.8%
 ----------
                   Caterpillar Incorporated
$    1,000,000      9.750%  06/01/19                                  $  1,063,430

                   Nabisco Incorporated
       300,000      6.375%  02/01/35                                       296,945
                                                                           -------
                                                                         1,360,375
 INSURANCE                   1.6%
 ---------
                   GEICO Corporation
       125,000      9.150%  09/15/21                                       141,673

                   USF&G Corporation
     1,000,000      8.375%  06/15/01                                     1,063,264
                                                                         ---------
                                                                         1,204,937
 PAPER                       0.5%
 -----
                   Georgia Pacific Corporation
        75,000      9.875%  11/01/21                                        84,261
       200,000      9.625%  03/15/22                                       224,148
        50,000      9.500%  05/15/22                                        57,090
                                                                            ------
                                                                           365,499

 RAILROAD                    1.6%
 --------
                   Hocking Valley Railway
        670,000     4.500%  07/01/99                                       667,417

                   Louisville & Nashville Railroad
        600,000     3.375%  04/01/03                                       548,314
                                                                           -------
                                                                         1,215,731


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      9

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL                                                            MARKET VALUE
 ---------                                                            ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 CORPORATE OBLIGATIONS  (CONTINUED)
 ----------------------------------
 RETAIL STORES                  0.9%
 -------------
                   Dayton Hudson Corporation
$      286,000      10.000%  01/01/11                                 $    384,438

                   J.C. Penney Incorporated
       250,000       9.750%  06/15/21                                      279,181
                                                                           -------
                                                                           663,619

 TELECOMMUNICATION                              0.6%
 -----------------
                   TCI Communications Incorporated
        50,000       8.750%  08/01/15                                       62,451

                   Sprint Capital Corporation
       120,000       6.125%  11/15/08                                      122,668

                   U.S. West Communications
       225,000       8.875%  06/01/31                                      252,730
                                                                           -------
                                                                           437,849

 UTILITIES                      0.4%
 ---------
                   Commonwealth Edison
       250,000       9.875%  06/15/20                                      299,329


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      10

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL                                                            MARKET VALUE
 ---------                                                            ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 CORPORATE OBLIGATIONS  (CONTINUED)
 ----------------------------------
 MISCELLANEOUS                1.4%
 -------------
                   News American Holdings
       200,000       8.875%  04/26/23                                      242,659
       300,000       7.625%  11/30/28                                      320,999

                   ML Commercial Bank
       246,263       5.800%  03/15/06                                      245,520

                   ML Mortgage Investors
       236,518       6.220%  02/15/30                                      241,079
                                                                           -------
                                                                         1,050,257

 INTERNATIONAL                4.5%
 -------------
                   Dryden Investor Trust
       600,000      7.157%  07/23/08                                       583,200

                   Hydro-Quebec
       800,000      11.750%  02/01/12                                    1,208,248

                   Korea Development Bank
        95,000       7.125%  09/17/01                                       89,679

                   Korea Electric Power
        95,000       7.750%  04/01/13                                       77,939
        75,000       6.750%  08/01/27                                       63,946

                   Manitoba Province
       200,000       9.500%  09/15/18                                      279,600


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      11

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL                                                            MARKET VALUE
 ---------                                                            ------------
 LONG-TERM OBLIGATIONS (CONTINUED)
 ---------------------------------
 CORPORATE OBLIGATIONS  (CONTINUED)
 ----------------------------------
 INTERNATIONAL (CONTINUED)
 -------------------------
                   Midland Bank
$      375,000       6.950%  03/15/11                                 $    399,495

                   National Bank Hungary
        75,000       8.875%  11/01/13                                       90,007

                   Petrozuata Financial Guarantee
       260,000       8.220%  04/01/17                                      216,775

                   Pohang Iron & Steel
        65,000       7.125%  07/15/04                                       57,713

                   Wharf Capital International
       175,000       7.625%  03/13/07                                      144,433

                   YPF Sociedad Anomia
       300,000       7.750%  08/27/07                                      265,916
                                                                           -------
                                                                         3,476,951
                                                                         ---------
 TOTAL CORPORATE OBLIGATIONS                                            21,483,795
                                                                        ----------
 PREFERRED OBLIGATIONS              0.5%
 ---------------------
                   IBJ Preferred Capital Company
       150,000       8.790%  12/29/49                                      129,234

                   SB Treasury Company
       280,000       9.400%  12/29/49                                      266,485
                                                                           -------
 TOTAL PREFERRED OBLIGATIONS                                               395,719
                                                                           -------
 TOTAL LONG-TERM OBLIGATIONS (COST $72,512,189)                         74,296,524
                                                                        ----------

       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS


 SHARES OR
 PRINCIPAL                                                            AMORTIZED COST
 ---------                                                            --------------
 SHORT-TERM OBLIGATIONS                               12.6%
 ----------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS                       0.3%
 --------------------------------------
                   Federal National Mortgage Association
(A) $  200,000       5.200%  02/17/99                                 $      198,642
                                                                             -------
 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                198,642

 DEMAND NOTES                  12.3%
 ------------
                   Firstar Bank Demand Note
     1,900,000       5.378%  12/31/31                                      1,900,000

                   General Mills Demand Note
     2,053,575       5.233%  12/31/31                                      2,053,575

                   Pitney Bowes Demand Note
     2,696,273       5.233%  12/31/31                                      2,696,273

                   Sara Lee Demand Note
     1,205,621       5.229%  12/31/31                                      1,205,621

                   Warner Lambert Demand Note
       593,736       5.176%  12/31/31                                        593,736

                   Wisconsin Corporation Credit Union Demand Note
       717,629       5.174%  12/31/31                                        717,629

                   Wisconsin Electric Demand Note
       261,500       5.174%  12/31/31                                        261,500
                                                                             -------

 TOTAL DEMAND NOTES                                                        9,428,334
                                                                           ---------
 TOTAL SHORT-TERM OBLIGATIONS
 (AMORTIZED COST  $9,626,976)                                              9,626,976
                                                                           ---------


       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      13

                FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                            PORTFOLIO OF INVESTMENTS

 SHARES, PRINCIPAL OR
 NUMBER OF CONTRACTS                                                            MARKET VALUE
 -------------------                                                            ------------
 OPTIONS-PURCHASED                0.0%
 -----------------
                    Call Options Eurodollar Futures
         18         Exercise Price $95.00,  Expiring January 1999               $      3,150


                    Call Options Eurodollar Futures
         22         Exercise Price $94.50,  Expiring March 1999                       30,250
                                                                                      ------
 TOTAL OPTIONS PURCHASED                                                              33,400
 (COST $31,158)                                                                       ------

 TOTAL INVESTMENTS
 (COST BASIS $82,170,323)                                                         83,956,900
                                                                                  ----------

 OPTIONS-WRITTEN                  0.0%
 ---------------
                    Put Options 5 Year T-Note Futures
          4         Exercise Price $114.50, Expiring February 1999                      (138)

                    Call Options  Treasury Bond
         13         Exercise Price $134.00, Expiring February 1999                    (4,469)

                    Putl Options  Bond Futures
         15         Exercise Price $124.00, Expiring February 1999                    (9,141)

                    Putl Options  Bond Futures
          3         Exercise Price $128.00,  Expiring February 1999                   (6,094)
                                                                                     --------
 TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $35,994)                                   (19,842)
                                                                                     --------





       THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      14

              FULL MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                          PORTFOLIO OF INVESTMENTS
 TOTAL INVESTMENTS NET OF
 OUTSTANDING WRITTEN OPTIONS                         109.7%                       83,937,058

 CASH AND OTHER ASSETS, LESS
     LIABILITIES                                      -9.7%                       (7,437,682)
                                                                                ------------

 TOTAL NET ASSETS                                    100.0%                     $ 76,499,376
                                                                                ------------
                                                                                ------------


 THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

(A) $100,000 OF U.S. TREASURY BILLS PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, 1998:

 OPEN  FUTURES  CONTRACTS:

                                                                                               UNREALIZED
                                    NUMBER OF      PRINCIPAL                                 GAINS (LOSSES)
                TYPE                CONTRACTS       AMOUNT     POSITION     EXPIRATION     DECEMBER 31, 1998
                ----                -----------     -------    --------     ----------     -----------------
 5 Year Treasury Notes                      54       54,000      Long       March 1999         ($31,280)

 10 Year U.S. Treasury Notes                60       60,000     Short       March 1999           64,238

 Bond Futures                               18       18,000      Long       March 1999          (13,854)
                                                                                               --------
                                                                                                $19,104


 THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                   LIMITED MATURITY FIXED INCOME PORTFOLIO
                          PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1998

  SHARES OR
  PRINCIPAL
  ---------
  LONG-TERM OBLIGATIONS                                  98.1%             MARKET VALUE
  ---------------------                                                    ------------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS                 53.8%
  --------------------------------------
                   United States Treasury Bonds
$    3,235,000       6.375%  05/15/00                                      $  3,229,947

                   United States Treasury Notes
    10,670,000       7.750%  01/31/00                                        11,013,446
     4,415,000       6.375%  05/15/00                                         4,515,719
     9,460,000       6.125%  07/31/00                                         9,669,898
     6,350,000       5.250%  01/31/01                                         6,613,669
       665,000       6.500%  05/31/01                                           692,847
     3,320,000       6.650%  06/30/01                                         3,473,550
     5,090,000       6.375%  09/30/01                                         5,312,688

                   Federal National Mortgage Association
                   (mortgage-backed securities)
     2,130,000       4.450%  10/16/00                                         2,111,740
     2,040,000       6.375%  01/16/02                                         2,114,032
                                                                              ---------
  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                               48,747,536


  ASSET BACKED OBLIGATIONS                              10.0%
                   AT&T Universal Card Master Trust
     1,550,000       5.950%  10/17/00                                         1,569,677

                   Chase Manhattan Grantor  Trust
     2,100,000       6.300%  04/15/03  Series 1997-2                          2,135,984

                   Citibank Credit Card Trust
     1,825,000       5.850%  04/10/03                                         1,844,281


         THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      17

                LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                           PORTFOLIO OF INVESTMENTS

   SHARES OR
   PRINCIPAL                                                               MARKET VALUE
   ---------                                                               ------------
   LONG-TERM OBLIGATIONS (CONTINUED)
   ---------------------------------
   ASSET BACKED OBLIGATIONS (CONTINUED)
   ------------------------------------
                   Discovery Card Master Trust
$    1,550,000       5.750%  10/16/03                                      $  1,564,438

                   Premier Auto Trust
     1,230,000       6.340%  01/06/02  Series 1997-3                          1,252,220

                   Western Financial Grantor Trust
       650,000       6.400%  07/20/02                                           663,036
                                                                                -------
   TOTAL ASSET BACKED OBLIGATIONS                                             9,029,636


   CORPORATE OBLIGATIONS                            34.3%
   ---------------------
   BANKS                            2.5%
   -----
                   Nations Bank
     2,250,000       5.750%  03/15/01                                         2,263,732


   COMPUTER & OFFICE EQUIPMENT                           2.2%
   ---------------------------
                   International Business Machine Corporation
     2,000,000       6.375%  06/15/00                                         2,032,130


   FINANCIAL                       22.3%
   ---------
                   Associates Corporation
     1,740,000       5.850%  01/15/01                                         1,753,360

                   American Express Credit Corporation
       650,000       6.125%  11/15/01                                           661,587


         THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      18

               LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                     PORTFOLIO OF INVESTMENTS

   SHARES OR
   PRINCIPAL                                                               MARKET VALUE
   ---------                                                               ------------
   LONG-TERM OBLIGATIONS (CONTINUED)
   ---------------------------------
   CORPORATE OBLIGATIONS  (CONTINUED)
   ----------------------------------
   FINANCIAL (CONTINUED)
   ---------------------
                   CIT Group Holdings
$    2,500,000       6.000%  05/08/01                                      $  2,527,065

                   Citicorp Capital
     1,570,000       6.650%  05/15/00                                         1,598,221

                   Commercial Credit
     2,100,000       6.750%  05/15/00                                         2,138,115

                   Ford Credit Grantor Trust
     2,275,000       6.375%  10/06/00  Series                                 2,312,847

                   General Electric Capital Corporation
     1,140,000       5.600%  01/14/00                                         1,144,083
     1,250,000       5.920%  04/03/01                                         1,266,905

                   General Motors Acceptance Corporation Grantor Trust
     1,600,000       5.800%  04/09/01                                         1,613,094

                   International Lease Financial Corporation
     1,130,000       6.375%  01/18/00                                         1,139,883
       700,000       6.200%  05/01/00                                           706,619

                   Merrill Lynch Corporation
     1,250,000       6.050%  03/06/01                                         1,262,636


              THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      19

              LIMITED MATURITY FIXED INCOME PORTFOLIO (CONTINUED)
                          PORTFOLIO OF INVESTMENTS

   SHARES OR
   PRINCIPAL                                                               MARKET VALUE
   ---------                                                               ------------
   LONG-TERM OBLIGATIONS (CONTINUED)
   ---------------------------------
   CORPORATE OBLIGATIONS  (CONTINUED)
   ----------------------------------
   FINANCIAL (CONTINUED)
   ---------------------
                   Norwest Financial Corporation
$    2,050,000       7.250%  03/15/00                                      $  2,092,023
                                                                              ---------
                                                                             20,216,438

   RETAIL STORES                7.3%
   -------------
                   J.C. Penney Incorporated
     1,750,000       6.950%  04/01/00                                         1,776,065
     1,600,000       6.375%  09/15/00                                         1,621,139

                   Wal-Mart Stores
     3,000,000       9.100%  07/15/00                                         3,180,472
                                                                              ---------
                                                                              6,577,676
   TOTAL CORPORATE OBLIGATIONS                                               31,089,976
                                                                             ----------

   Total Long-Term Obligations
   (Cost $88,295,827)                                                        88,867,148
                                                                             ----------

   Total Investments
   (Cost basis $88,295,827)                             98.1%                88,867,148

   Cash and Other Assets, Less
       Liabilities                                       1.9%                 1,687,553
                                                                              ---------

   Total Net Assets                                    100.0%              $ 90,554,701
                                                                           ------------
                                                                           ------------


        THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                           PART OF THIS SCHEDULE.

                         DIVERSIFIED EQUITY PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES                                               97.8%              MARKET VALUE
 --------                                                                  ------------
 AIR TRANSPORTATION                                      0.7%
 ------------------
         8,000     AMR Corporation                                         $    475,000
         6,400     Delta Airlines                                               332,800
                                                                                -------
                                                                                807,800

 AUTOMOTIVE                                              5.1%
 ----------
         4,700     Cummins Engine                                               166,850
         1,558     DaimlerChrysler                                              149,665
        24,700     Ford Motor Company                                         1,449,581
         8,100     General Motors Corporation                                   579,656
        42,500     Lear Corporation                                           1,636,250
        13,000     Ryder System                                                 338,000
        95,000     Volkswagen ADR                                             1,517,245
                                                                              ---------
                                                                              5,837,247

 BANKS                                                   7.7%
 -----
        26,744     Banc One Corporation                                       1,365,616
         3,000     Bank of New York Corporation                                 120,750
        16,492     BankAmerica Corporation                                      991,582
         4,400     Bank Boston Corporation                                      171,325
        18,800     Chase Manhattan                                            1,279,575
           884     Citigroup Incorporated                                        43,758
        30,000     Corporation Bancaria Espana ADR                            1,545,000
         4,300     First Union Corporation                                      261,494
        11,100     Fleet Financial Group, Incorporated                          496,031
        82,000     Pacific Century Financial Corporation                      1,998,750
         1,300     PNC Financial Corporation                                     70,363
           900     Sun Trust Banks, Incorporated                                 68,850
         2,400     U.S. Bancorp                                                  85,200
         1,722     Washington Mutual, Incorporated                               65,759
         3,100     Wells Fargo Company                                          123,806
                                                                                -------
                                                                              8,687,859


     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                                OF THIS SCHEDULE.


                                      21

            DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                    PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES (CONTINUED)                                                      MARKET VALUE
 --------------------                                                      ------------
 BASIC INDUSTRIES                                         0.3%
 ----------------
         1,000     Alcan Aluminum Ltd.                                     $     27,063
        15,900     USX- US Steel                                                365,700
                                                                                -------
                                                                                392,763

 BUILDING & HOUSING                                       0.7%
 ------------------
         6,500     Centex Corporation                                           292,906
        16,200     Pulte Corporation                                            450,563
                                                                                -------
                                                                                743,469

 BUSINESS MECHANICS & SOFTWARE                            4.8%
 -----------------------------
         2,800     American Online Incorporated                                 448,000
         1,700     General Instruments Corporation                               57,694
        15,300     Intel Corporation                                          1,814,006
       120,000     Novell                                                     2,175,000
         8,500     Xerox Corporation                                          1,003,000
                                                                              ---------
                                                                              5,497,700

 BUSINESS SERVICE                                         3.0%
 ----------------
           300     Eastmen Kodak                                                216,000
        57,000     First Data                                                 1,806,188
        52,800     Wallace Computer Services Incorporated                     1,392,600
                                                                              ---------
                                                                              3,414,788

 CHEMICALS                                                0.9%
 ---------
         8,600     Dow Chemical Company                                         782,063
         3,800     E.I. duPont de Nemours and Company                           201,638
           900     PPG Industries                                                52,425
           900     Rohm & Haas Company                                           27,113
                                                                                 ------
                                                                              1,063,239


     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                             OF THIS SCHEDULE.


                                      22

            DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                    PORTFOLIO OF INVESTMENTS
 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES (CONTINUED)                                                      MARKET VALUE
 --------------------                                                      ------------
 COMMUNICATION                                           0.1%
 -------------
           800     Comcast Corporation                                     $     46,950
           500     Interpublic Group Companies                                   39,875
                                                                                 ------
                                                                                 86,825

 CONSTRUCTION                                            1.1%
 ------------
         2,500     Nacco Industries                                             230,000

        34,000     Masco Corporation                                            977,500
                                                                                -------
                                                                              1,207,500
 CONSUMER NON-DURABLES                                   0.9%
 ---------------------
        14,300     Bandag Incorporated                                          571,106
         2,000     Colgate Palmolive Company                                    185,750
         3,300     Warner-Lambert Company                                       248,119
                                                                                -------
                                                                              1,004,975

 CONTAINER                                               1.1%
 ---------
        42,000     Crown Cork & Seal                                          1,294,125

 COMPUTER & OFFICE EQUIPMENT                            10.2%
 ---------------------------
         9,000     Apple Computers Incorporated                                 368,438
        31,100     Computer Associates International Incorporated             1,325,638
        13,600     Compaq Computers Corporation                                 570,350
         3,600     Computer Sciences                                            231,975
         8,300     Cisco Systems Incorporated                                   770,344
         8,900     Dell Computer Corporation                                    651,369
         3,000     EMC Corporation Massachusetts                                255,000
         2,600     Hewlett-Packard Company                                      177,613
        15,700     International Business Machines Corporation                2,900,575
        14,100     Microsoft Corporation                                      1,955,494
         1,200     Pitney Bowes Incorporated                                     79,275
        26,400     Sun Microsystems*                                          2,260,500
         1,700     Unisys Corporation                                            58,544
                                                                                 ------
                                                                             11,605,115


    THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                               OF THIS SCHEDULE.


                                      23

            DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                    PORTFOLIO OF INVESTMENTS
 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES (CONTINUED)                                                      MARKET VALUE
 --------------------                                                      ------------
 ELECTRONICS                                             3.7%
 -----------
         8,400     General Electric Company                                $    857,325
           700     Honeywell                                                     52,719
        24,500     Phillips Electronics                                       1,658,344
       109,200     Vishay Intertechnology Incorporated                        1,583,400
                                                                              ---------
                                                                              4,151,788


 ENERGY & RELATED (RAW MATERIALS)                        0.1%
 --------------------------------
         1,100     McDermott International                                       27,156


 ENTERTAINMENT & LEISURE                                 0.5%
 -----------------------
         4,600     Brunswick Corporation                                        113,850
         6,400     King World Productions Incorporated                          188,400
         2,800     McDonald's Corporation                                       214,550
         1,200     Service Corporation International                             45,675
                                                                                 ------
                                                                                562,475

 FINANCIAL COMPANY                                       0.5%
 -----------------
         2,100     American Express Company                                     214,725
           900     Capital One Financial Corporation                            103,500
         3,300     Lehman Brothers Holdings                                     145,406
           700     Merrill Lynch Company                                         46,725
           900     National City Corporation                                     65,250
                                                                                 ------
                                                                                575,606


    THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                               OF THIS SCHEDULE.


                                      24

            DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                    PORTFOLIO OF INVESTMENTS
 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES (CONTINUED)                                                      MARKET VALUE
 --------------------                                                      ------------
 FINANCIAL SERVICE                                       3.8%
 -----------------
         3,074     Associates First Capital Corporation                    $    130,261
           800     Conseco Incorporated                                          24,450
           600     Countrywide Credit Industries Incorporated                    30,113
        25,000     Equifax                                                      854,688
        25,600     Fannie Mae                                                 1,894,400
         2,000     MBIA Corporation                                              49,875
         8,270     Morgan Stanley Group Incorporated                            587,170
        15,500     Student Loan Corporation                                     695,563
                                                                                -------
                                                                              4,266,520


 FOOD, BEVERAGES & TOBACCO                               2.6%
 -------------------------
        16,500     Anheuser-Busch Companies, Incorporated                     1,082,813
        36,500     Conagra Incorporated                                       1,149,750
         5,700     Coors Adolph                                                 321,694
        11,300     McCormick and Company                                        382,081
         1,400     Sysco Corporation                                             38,413
                                                                                 ------
                                                                              2,974,751

 GOLD & PRECIOUS METALS                                  1.1%
 ----------------------
         2,800     Barrick Gold Corporation                                      54,600
        93,000     De Beers Construction Mines ADR                            1,185,750
                                                                              ---------
                                                                              1,240,350

     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                               OF THIS SCHEDULE.


                                      25

            DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                    PORTFOLIO OF INVESTMENTS
 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES (CONTINUED)                                                      MARKET VALUE
 --------------------                                                      ------------
 HEALTH CARE                                            10.7%
 -----------
        58,600     Abbott Labs Company                                     $  2,871,400
        12,600     American Home Products Corporation                           709,538
        26,200     Baxter International Incorporated                          1,684,988
         4,000     Becton Dickinson Company                                     170,750
         8,400     Bristol-Meyers/ Squibb                                     1,124,025
         4,500     Eli Lilly                                                    399,938
           800     Guidant Corporation                                           88,200
         5,500     Johnson & Johnson                                            461,313
        56,000     Mallincrokdt Incorporated                                  1,725,500
         2,000     Medtronic Incorporated                                       148,500
         6,400     Merck & Company                                              945,200
         3,600     Pfizer Incorporated                                          451,575
        12,600     Schering Plough Corporation                                  696,150
        25,000     St. Jude Medical *                                           692,188
                                                                                -------
                                                                             12,169,265

 INSURANCE                                               2.0%
 ---------
        31,702     Allstate Corporation                                       1,224,490
         1,600     American General Corporation                                 124,800
         5,600     Cigna Corporation                                            432,950
         1,100     Hartford Financial Services                                   60,363
           450     Jefferson Pilot                                               33,750
         3,300     Providian Financial Corporation                              247,500
           600     SAFECO Corporation                                            25,763
         1,400     SunAmerica                                                   113,575
           300     Transamerica Corporation                                      34,650
                                                                                 ------
                                                                              2,297,841


     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                               OF THIS SCHEDULE.


                                      26

            DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                    PORTFOLIO OF INVESTMENTS
 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES (CONTINUED)                                                      MARKET VALUE
 --------------------                                                      ------------
 METAL & MINERAL                                         1.2%
 ---------------
        32,000     Minerals Technologies, Incorporated                     $  1,310,000


 PAPER & FOREST PRODUCTS                                 0.6%
 -----------------------
         5,800     Kimberly Clark                                               316,100
        10,400     Mead Corporation                                             304,850
         1,200     Weyerhaeuser Company                                          60,975
                                                                                 ------
                                                                                681,925

 PETROLEUM                                               5.7%
 ---------
        19,000     Amoco Corporation                                          1,121,000
         1,900     Ashland Incorporated                                          91,913
         2,900     Atlantic Richfield                                           189,225
           450     Columbia Energy Group                                         25,988
        10,700     Exxon Corporation                                            782,438
         9,500     Mobil Corporation                                            827,688
        13,700     Phillips Petroleum Company                                   583,963
        88,400     R&B Falcon Corporation                                       674,050
         1,900     Royal Dutch Petroleum ADR                                     90,963
         3,200     Texaco                                                       169,200
        31,000     Transocean Offshore, Incorporated                            831,188
        38,000     YPF S.A. ADR                                               1,061,625
                                                                              ---------
                                                                              6,449,241

 PRINTING & PUBLISHING                                   0.5%
 ---------------------
        39,500     Journal Register Company                                     592,500


 RAILROADS                                               0.1%
 ---------
         1,400     Burlington Northern Santa Fe Company                          47,250


     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                              OF THIS SCHEDULE.


                                      27

            DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                    PORTFOLIO OF INVESTMENTS
 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES (CONTINUED)                                                      MARKET VALUE
 --------------------                                                      ------------
 RESTAURANTS                                             1.4%
 -----------
        87,000     Dardeen Restaurants, Incorporated                       $  1,566,000

 RETAIL STORES                                           7.5%
 -------------
             1     Abercrombie & Fitch                                               70
         2,000     Albertson's Incorporated                                     127,375
        13,300     Dayton Hudson Corporation                                    721,525
           900     Federated Department Stores                                   39,206
         6,000     Home Depot                                                   367,125
        23,200     K Mart                                                       355,250
         2,500     Kroger                                                       151,250
         4,200     Loews Companies                                              214,988
        55,000     Office Depot                                               2,031,563
         2,300     Sears Roebuck & Company                                       97,750
        43,100     Supervalu Incorporated                                     1,206,800
         2,400     Tandy Corporation                                             98,850
        55,100     The Limited Incorpoated                                    1,604,788
         6,200     TJX Companies Incorporated                                   179,800
        14,900     Wal-Mart Stores Incorporated                               1,213,419
         2,300     Walgreen Company                                             134,694
                                                                                -------
                                                                              8,544,453

 SAVINGS & LOAN                                          0.1%
 --------------
         1,300     Federal Home Loan Mortgage Corporation                        83,769

 SERVICES                                                3.4%
 --------
        16,800     Caterpillar Incorporated                                     772,800
        29,400     Cooper Industries                                          1,402,013
           650     Ingersoll Rand Company                                        30,509
        10,000     John Deere & Company                                         331,250
        41,500     Raychem                                                    1,340,969
                                                                              ---------
                                                                              3,877,541


     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                               OF THIS SCHEDULE.


                                      28

            DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                    PORTFOLIO OF INVESTMENTS
 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES (CONTINUED)                                                      MARKET VALUE
 --------------------                                                      ------------
 TECHNOLOGY                                              1.6%
 ----------
           800     Amgen                                                   $     83,650
        34,000     Electronic Data Systems Corporation                        1,708,500
         1,600     Northern Telecom                                              80,200
                                                                                 ------
                                                                              1,872,350

 TELECOMMUNICATION                                       4.0%
 -----------------
        22,300     Airtouch Communications                                    1,608,388
        40,000     COMSAT Corporation                                         1,440,000
        13,074     Lucent Technologies                                        1,438,140
                                                                              ---------
                                                                              4,486,528

 TEXTILE & APPAREL                                       0.7%
 -----------------
         1,400     CVS Corporation                                               77,000
        17,500     Spring Industries                                            725,156
                                                                                -------
                                                                                802,156

 TRAVEL & RECREATION                                     0.8%
 -------------------
        38,000     Budget Group Incorporated                                    603,250
         9,300     Walt Disney Company                                          279,000
                                                                                -------
                                                                                882,250

 UTILITIES-ELECTRIC                                      0.4%
 ------------------
         8,300     Consolidated Edison                                          438,863


    THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                               OF THIS SCHEDULE.


                                      29

            DIVERSIFIED EQUITY PORTFOLIO (CONTINUED)
                    PORTFOLIO OF INVESTMENTS
 SHARES OR
 PRINCIPAL
 ---------
 EQUITIES (CONTINUED)                                                      MARKET VALUE
 --------------------                                                      ------------
 UTILITIES-ENERGY                                        1.8%
 ----------------
           900     American Electric Power Company                         $     42,356
         1,000     Coastal Corporation                                           34,938
        12,000     DTE Energy Company                                           514,500
           900     FPL Group Incorporated                                        55,463
           100     Niagara Mohawk Power                                           1,613
         1,900     PECO Energy Company                                           79,088
        35,800     PG&E Corporation                                           1,127,700
         3,100     Public Service Enterprises                                   124,000
           900     Unicom Corporation                                            34,706
                                                                                 ------
                                                                              2,014,364

 UTILITIES-TELEPHONE                                     5.8%
 -------------------
        19,200     American Telephone and Telegraph                           1,444,800
        39,500     Ameritech Corporation                                      2,503,313
        14,100     Bell Atlantic Corporation                                    747,300
        10,000     GTE Corporation                                              650,000
         5,500     Mediaone Group                                               258,500
        14,800     US West Incorporated                                         956,450
                                                                                -------
                                                                              6,560,363

 MISCELLANEOUS                                           0.6%
 -------------
            32     Berkshire Hataway, Inc                                        74,025
         9,200     Unilever                                                     763,005
                                                                                -------
                                                                                837,030

 TOTAL COMMON STOCK (COST $90,488,267)                                      110,955,740


    THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                               OF THIS SCHEDULE.

                    PORTFOLIO OF INVESTMENTS

 SHARES OR
 PRINCIPAL
 ---------
 SHORT-TERM OBLIGATIONS                                  2.4%              AMORTIZED COST
 ----------------------                                                    --------------
 DEMAND NOTES                                            2.4%
 ------------
                   Firstar Bank Demand Note
$      900,189       5.378%  12/31/31                                      $      900,189

                   General Mills Demand Note
       557,589       5.233%  12/31/31                                             557,589

                   Sara Lee Demand Note
        73,225       5.228%  12/31/31                                              73,225

                   Pitney Bowes Demand Note
       139,214       5.233%  12/31/31                                             139,214

                   Wisconsin Corporation Credit Union Demand Note
        67,907       5.298%  12/31/31                                              67,907

                   Wisconsin Electric Demand Note
     1,016,519       5.174%  12/31/31                                           1,016,519
                                                                                ---------
 (AMORTIZED COST $2,754,643)                                                    2,754,643
                                                                                ---------

 TOTAL INVESTMENTS
 (COST BASIS $93,242,910)                              100.2%                 113,710,383

 CASH AND OTHER ASSETS, LESS LIABILITIES                -0.2%                    (194,709)
                                                                                 --------
 TOTAL NET ASSETS                                      100.0%              $  113,515,674
                                                                           --------------
                                                                           --------------


 *  NON-INCOME PRODUCING STOCKS.


    THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                               OF THIS SCHEDULE.

                                   BALANCED PORTFOLIO
                                PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1998

  SHARES OR
  PRINCIPAL
  ---------
  EQUITIES                                              69.7%              MARKET VALUE
  --------                                                                 ------------
  AUTOMOTIVE                                             4.5%
  ----------
        35,000     Lear Corporation                                        $  1,347,500
        90,000     Volkswagen ADR                                             1,437,390
                                                                              ---------
                                                                              2,784,890
  BANKS                                                  5.6%
  -----
        24,500     Banc One Corporation                                       1,251,031
        20,000     Corp Bancaria Espana ADR                                   1,030,000
        49,000     Pacific Century Financial Corporation                      1,194,375
                                                                              ---------
                                                                              3,475,406
  BUSINESS MECHANICS & SOFTWARE                          3.7%
  -----------------------------
        90,000     Novell                                                     1,631,250
         6,000     Xerox Corporation                                            708,000
                                                                                -------
                                                                              2,339,250
  BUSINESS SERVICES                                      4.4%
  -----------------
        46,000     First Data                                                 1,457,625
        50,000     Wallace Computer Services Incorporated                     1,318,750
                                                                              ---------
                                                                              2,776,375
  COMPUTERS & OFFICE EQUIPMENT                           4.9%
  ----------------------------
        23,000     Computer Associates International Incorporated               980,375
         4,000     International Business Machines Corporation                  739,000
        16,000     Sun Microsystems*                                          1,370,000
                                                                              ---------
                                                                              3,089,375
  CONSTRUCTION                                           1.1%
  ------------
        23,000     Masco Corporation                                            661,250

  CONSUMER NON-DURABLES                                  0.8%
  ---------------------
        13,000     Bandag Incorporated                                          519,188


    THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                            PART OF THIS SCHEDULE.


                                      32

                             BALANCED PORTFOLIO (CONTINUED)
                                PORTFOLIO OF INVESTMENTS
  SHARES OR
  PRINCIPAL
  ---------
  EQUITIES (CONTINUED)                                                     MARKET VALUE
  --------------------                                                     ------------
  CONTAINER                                              1.8%
  ---------
        36,000     Crown Cork & Seal                                       $  1,109,250

  ELECTRONICS                                            1.4%
  -----------
        59,193     Vishay Intertechnology Incorporated                          858,299

  FINANCIAL  SERVICES                                    4.6%
  -------------------
        30,000     Equifax                                                    1,025,625
        17,400     Fannie Mae                                                 1,287,600
        12,000     Student Loan Corporation                                     538,500
                                                                                -------
                                                                              2,851,725

  FOOD, BEVERAGES & TOBACCO                              2.6%
  -------------------------
        17,000     Anheuser-Busch Companies, Incorporated                     1,115,625
        14,800     McCormick and Company                                        500,425
                                                                                -------
                                                                              1,616,050

  GOLD & PRECIOUS METALS                                 1.1%
  ----------------------
        56,000     De Beers Construction Mines ADR                              714,000

  HEALTH CARE                                            6.8%
  -----------
        21,000     Abbott Labs                                                1,029,000
        20,000     Baxter International Incorporated                          1,286,250
        40,000     Mallincrokdt Incorporated                                  1,232,500
        25,500     St. Jude Medical*                                            706,031
                                                                                -------
                                                                              4,253,781

  METAL & MINERAL                                        1.4%
  ---------------
        21,300     Minerals Technologies, Incorporated                          871,969


     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                            PART OF THIS SCHEDULE.


                                      33

                             BALANCED PORTFOLIO (CONTINUED)
                                PORTFOLIO OF INVESTMENTS
  SHARES OR
  PRINCIPAL
  ---------
  EQUITIES (CONTINUED)                                                     MARKET VALUE
  --------------------                                                     ------------
  PETROLEUM                                              3.4%
  ---------
        37,140     R&B Falcon Corporation                                  $    283,193
        32,000     Transocean Offshore, Incorporated                            858,000
        36,000     YPF S.A. ADR                                               1,005,750
                                                                              ---------
                                                                              2,146,943

  POLLUTION CONTROL                                      2.2%
  -----------------

        20,000     Philip Services Corporation                                1,353,750

  PRINTING & PUBLISHING                                  1.2%
  ---------------------
        48,000     Journal Register Company                                     720,000

  RESTAURANTS                                            2.0%
  -----------
        70,000     Dardeen Restaurants, Incorporated                          1,260,000

  RETAIL STORES                                          5.1%
  -------------
        50,000     Office Depot                                               1,846,875
        46,000     The Limited Incorporated                                   1,339,750
                                                                              ---------
                                                                              3,186,625

  SERVICES                                               3.4%
  --------
        24,700     Cooper Industries                                          1,177,881
        30,000     Raychem                                                      969,375
                                                                                -------
                                                                              2,147,256

  TECHNOLOGY                                             2.5%
  ----------
        31,000     Electronic Data Systems Corporation                        1,557,750


      THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      34

                             BALANCED PORTFOLIO (CONTINUED)
                                PORTFOLIO OF INVESTMENTS
  SHARES OR
  PRINCIPAL
  ---------
  EQUITIES (CONTINUED)                                                     MARKET VALUE
  --------------------                                                     ------------
  TELECOMMUNICATION                                      3.3%
  -----------------
        14,500     Airtouch Communications                                 $  1,045,813
        28,500     COMSAT Corporation                                         1,026,000
                                                                              ---------
                                                                              2,071,813

  TRAVEL & RECREATION                                    0.7%
  -------------------
        27,000     Budget Group Incorporated                                    428,625

  UTILITIES -TELEPHONE                                   1.2%
  --------------------
        13,000     Ameritech Corporation                                        823,875
                                                                                -------

  TOTAL COMMON STOCK (COST $35,298,339)                                      43,617,445

  TOTAL  LONG-TERM OBLIGATIONS                         27.9%
  ----------------------------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS               19.4%
  --------------------------------------
                   United States Treasury Bonds
$      991,000      6.375%  08/15/27                                          1,139,960
        70,000      5.500%  08/15/28                                             73,391

                   United States Treasury Inflation Index
       124,205      3.375%  01/15/07                                            119,741
     1,157,168      3.625%  01/15/08                                          1,134,748
     1,622,224      3.625%  04/15/28                                          1,581,162

                   United States Treasury Notes
     1,790,000      5.250%  08/15/03                                          1,835,310


     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.

                                PORTFOLIO OF INVESTMENTS

  SHARES OR
  PRINCIPAL
  ---------
  TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                                  MARKET VALUE
  ---------------------------------------                                  ------------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
  --------------------------------------------------
                   United States Treasury Strips
$      210,000       0.000%  02/15/23                                      $     56,623

                   Federal Home Loan Mortgage Corporation
       600,000       5.500%  01/01/29                                           592,686

                   Federal National Mortgage Association
                   (mortgage-backed securities)
       222,216       9.000%  08/01/07                                           233,634
       600,000       6.000%  01/01/29                                           592,128
       500,000       6.000%  01/01/29                                           495,470
       300,000       6.500%  01/01/29                                           304,125
       300,000       6.500%  01/01/29                                           301,968

                   Government National Mortgage Association
                   (mortgage-backed securities)
       694,324       6.500%  09/15/28                                           702,141
       785,000       6.500%  01/01/29                                           793,093
        85,188      10.000%  12/15/20                                            93,894
     1,000,000       7.500%  01/01/29                                         1,023,440
       600,000       7.500%  01/01/29                                           618,378

                   Student Loan Marketing Association
       517,005       5.790%  04/25/06                                           460,762
                                                                                -------

  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                               12,152,654


      THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      36

                             BALANCED PORTFOLIO (CONTINUED)
                                PORTFOLIO OF INVESTMENTS
  SHARES OR
  PRINCIPAL
  ---------
  TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                                  MARKET VALUE
  ---------------------------------------                                  ------------
  ASSET BACKED OBLIGATIONS                               2.3%
  ------------------------
                   Chase Commingled Mortgage Security
$      287,000       7.370%  02/19/07                                      $    306,340

                   CS First Boston Mortgage
        96,705       6.260%  12/17/07                                            99,055

                   Chevy Chase Home Loan
       123,025       7.150%  05/15/15 Series 1996-1                             125,640

                   Ford Motor Company
       180,000       7.700%  05/15/97                                           208,352

                   Green Tree Financial Corporation
       120,200       6.900%  02/15/04                                           119,349
        90,618       7.850%  07/15/04                                            91,552

                   Keystone Owner Trust
        76,559       6.620%  11/25/08 Series 1998-P1                             76,559

                   Merrill Lynch Mortgage Investors
       100,000       6.960%  11/21/28 Series 1996-C2                            106,352

                   Nomura Asset Securities Corporation
        70,000       7.120%  04/13/36 Series 1996-M                              75,569


     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                            PART OF THIS SCHEDULE.


                                      37

                             BALANCED PORTFOLIO (CONTINUED)
                                PORTFOLIO OF INVESTMENTS
  SHARES OR
  PRINCIPAL
  ---------
  TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                                  MARKET VALUE
  ---------------------------------------                                  ------------
  ASSET BACKED OBLIGATIONS (CONTINUED)
  ------------------------------------
                   Resolution Trust Corporation
$      250,012       7.076%  06/25/24                                      $    247,323
                                                                                -------
  TOTAL ASSET BACKED OBLIGATIONS                                              1,456,091

  CORPORATE OBLIGATIONS                                  5.7%
  ---------------------
  COMMUNICATION                                          0.2%
  -------------
                   Continental Cablevision Incorporated
       100,000       9.000%  09/01/08                                           117,261

  ELECTRONICS                                            0.2%
  -----------
                   System Energy
       129,308       7.430%  01/15/11                                           137,247

  FINANCIAL                                              2.8%
  ---------
                   British Aerospace Financial
       350,000       7.500%  07/01/27                                           387,791

                   General Electric Capital Corporation
       260,000       8.200%  10/30/03                                           295,064

                   General Motors Acceptance Corporation
       250,000       0.000%  06/15/15 effective yield 6.54%                      91,029
       400,000       6.750%  05/01/28                                           418,468
       196,543       6.150%  11/15/07                                           199,764


      THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      38

                             BALANCED PORTFOLIO (CONTINUED)
                                PORTFOLIO OF INVESTMENTS
  SHARES OR
  PRINCIPAL
  ---------
  TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                                  MARKET VALUE
  ---------------------------------------                                  ------------
  FINANCIAL (CONTINUED)
  ---------------------
                   JPM Capital Trust
$       20,000       7.950%  02/01/27                                      $     21,541

                   Zurich Capital Trust
       300,000       8.376%  06/01/37                                           334,173
                                                                                -------
                                                                              1,747,830
  FOOD, BEVERAGES & TOBACCO                              0.4%
  -------------------------
                   J Seagram & Sons
        80,000       6.400%  12/15/03                                            79,501
        50,000       6.800%  12/15/08                                            49,884
       150,000       7.500%  12/15/18                                           150,930
                                                                                -------
                                                                                280,315

  INDUSTRIAL                                             0.3%
  ----------
                   Nabisco Incorporated
       200,000       6.375%  02/01/35                                           197,963

  TELECOMMUNICATION                                      0.3%
  -----------------
                   Sprint Capital Corporation
        50,000       6.125%  11/15/08                                            51,112

                   TCI Communications Incorporated
       120,000       6.375%  05/01/03                                           124,265
                                                                                -------
                                                                                175,377
  MISCELLANEOUS                                          0.4%
  -------------
                   News American Holdings
       100,000       8.875%  04/26/23                                           121,330
       100,000       7.625%  11/30/28                                           106,999
                                                                                -------
                                                                                228,329


      THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.


                                      39

                             BALANCED PORTFOLIO (CONTINUED)
                                PORTFOLIO OF INVESTMENTS
  SHARES OR
  PRINCIPAL
  ---------
  TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                                  MARKET VALUE
  ---------------------------------------                                  ------------
  INTERNATIONAL                                          1.1%
  -------------
                   Dryden Investor Trust
$      300,000       7.157%  07/23/08                                      $    291,600

                   Manitoba Province
        90,000       9.500%  09/15/18                                           125,820

                   Petrozuata Financial Guarantee
       110,000       8.220%  04/01/17                                            91,713

                   YPF Sociedad Anonima
       200,000       7.750%  08/27/07                                           177,277
                                                                                -------
                                                                                686,410
                                                                                -------
  TOTAL CORPORATE OBLIGATIONS                                                 3,570,732
                                                                              ---------

  PREFERRED OBLIGATIONS                                  0.5%
  ---------------------
                   IBJ Preferred Capital Company
        80,000       8.790%  12/29/49                                            68,925

                   SB Treasury Company
       190,000       9.400%  12/29/49                                           180,833
                                                                                -------
  TOTAL PREFERRED OBLIGATIONS                                                   249,758
                                                                                -------
  TOTAL LONG-TERM OBLIGATIONS
  (COST $17,103,250)                                                         17,429,235
                                                                             ----------


      THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.

                                 PORTFOLIO OF INVESTMENTS

  SHARES OR
  PRINCIPAL
  ---------
  SHORT-TERM OBLIGATIONS                           10.8%                   AMORTIZED COST
  ----------------------                                                   --------------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS                 0.2%
  --------------------------------------
                   Federal National Mortgage Association
(A) $  100,000       5.200%  02/17/99                                      $       99,321
                                                                                   ------
  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                     99,321

  DEMAND NOTES                                        10.6%
  ------------
                   Firstar Bank Demand Note
     1,294,519       5.378%  12/31/31                                           1,294,519

                   General Mills Demand Note
     1,362,818       5.237%  12/31/31                                           1,362,818

                   Sara Lee Demand Note
       896,695       5.228%  12/31/31                                             896,695

                   Pitney Bowes Demand Note
     1,154,439       5.233%  12/31/31                                           1,154,439

                   Warner Lambert Demand Note
       752,457       5.176%  12/31/31                                             752,457

                   Wisconsin Corp Center Credit Union Demand Note
       269,526       5.298%  12/31/31                                             269,526

                   Wisconsin Electric Demand Note
       932,507       5.174%  12/31/31                                             932,507
                                                                                  -------
  TOTAL DEMAND NOTES                                                            6,662,961
  TOTAL SHORT-TERM OBLIGATIONS
  (AMORTIZED COST $6,762,282)                                                   6,762,282
                                                                                ---------


      THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                             PART OF THIS SCHEDULE.

                                PORTFOLIO OF INVESTMENTS

  SHARES OR
  PRINCIPAL
  ---------
  NUMBER OF CONTRACTS                                                      MARKET VALUE
  -------------------                                                      ------------
  OPTIONS-PURCHASED                0.0%
  -----------------
                   Call Options Eurodollar Futures
       10          Exercise Price $95.00, Expiring January 1999                   1,750

                   Call Options Eurodollar Futures
       10          Exercise Price $94.50, Expiring March1999                     13,750
                                                                                 ------
  TOTAL OPTIONS PURCHASED                                                        15,500
  (COST $14,818)                                                                 ------

  TOTAL INVESTMENTS
  (COST BASIS $59,163,871)                                                   67,824,462
                                                                             ----------


  OPTIONS-WRITTEN                  0.0%
  ---------------
                   Call Options Treasury Bond
        2          Exercise Price $114.50, Expiring February 1999                  (966)

                   Call Options Treasury Bond
        5          Exercise Price $134.00, Expiring February 1999                (1,719)

                   Call Options Bond Futures
        7          Exercise Price $124.00, Expiring February 1999                (4,265)

                   Call Options Bond Futures
        1          Exercise Price $128.00, Expiring February 1999                (2,031)

  TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $11,361)                              (8,981)
                                                                                 ------


     THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL
                              PART OF THIS SCHEDULE.


                                      42

                             BALANCED PORTFOLIO (CONTINUED)
                                PORTFOLIO OF INVESTMENTS

 TOTAL INVESTMENTS NET OF
 OUTSTANDING WRITTEN OPTIONS             108.4%                     67,815,481


 CASH AND OTHER ASSETS, LESS
   LIABILITIES                            -8.4%                     (5,256,491)
                                                                    ----------
 TOTAL NET ASSETS                        100.0%                  $  62,558,990
                                                                 -------------
                                                                 -------------

  * NON-INCOME PRODUCING STOCKS.

    THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS




(A) $100,000 OF U.S. TREASURY BILLS PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, 1998:

OPEN FUTURES CONTRACTS:

                                                                                          UNREALIZED
                                NUMBER OF    PRINCIPAL                                   GAINS (LOSSES)
           TYPE                 CONTRACTS     AMOUNT      POSITION     EXPIRATION      DECEMBER 31, 1998
           ----                 ---------    ---------    --------     ----------      -----------------
5 Year U.S. Treasury Notes             20       20,000      Long       March 1999               ($11,486)

10 Year U.S. Treasury Notes            19       19,000      Short      March 1999                 20,326

U.S. Govt Bond Futures                  6        6,000      Long       March 1999                    361
                                                                                                     ---
                                                                                                  $9,201
                                                                                                  ------


    THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART
                             OF THIS SCHEDULE.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1998
(UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                             FULL            LIMITED
                                             MATURITY        MATURITY           DIVERSIFIED
                                             FIXED INCOME    FIXED INCOME       EQUITY              BALANCED
                                             PORTFOLIO       PORTFOLIO          PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at market value                 $ 83,956,900    $   88,867,148     $  113,710,383      $ 67,824,459
Receivable for investments sold                 6,942,666                 0          1,560,777         1,906,797
Cash                                                    0           138,812                102             6,601
Dividends and interest receivable               1,056,835         1,571,206            123,712           257,612
Futures variation margin                           (1,219)                0                  0              (469)
Prepaid Insurance                                   2,917             5,337              2,657             3,626
                                             ------------    --------------     --------------      ------------
  Total Assets                               $ 91,958,099    $   90,582,503     $  115,397,631      $ 69,998,626
                                             ------------    --------------     --------------      ------------
                                             ------------    --------------     --------------      ------------
LIABILITIES:

Payable for investments purchased            $ 15,417,211    $            0     $    1,864,388      $  7,404,916
Payable for options                                21,640                 0                  0             8,984
Accrued expenses and other liabilities             19,872            27,802             17,569            25,736
                                             ------------    --------------     --------------      ------------
  Total Liabilities                            15,458,723            27,802          1,881,957         7,439,636
                                             ------------    --------------     --------------      ------------
NET ASSETS                                   $ 76,499,376    $   90,554,701     $  113,515,674      $ 62,558,990
                                             ------------    --------------     --------------      ------------
                                             ------------    --------------     --------------      ------------
Net Assets consist of:
Capital Stock ($0.01 par value and
  200 million shares authorized) and
  Paid-in Capital                            $ 75,107,172    $   92,162,084     $   91,616,668      $ 53,469,650
Undistributed net investment income                     0                 0             51,664           726,149
Accumulated net realized gain
  (loss) on investments sold                     (394,373)       (2,178,704)         1,379,869          (297,397)
Net unrealized appreciation of
  investments and futures                       1,786,577           571,321         20,467,473         8,660,588
                                             ------------    --------------     --------------      ------------
TOTAL NET ASSETS                             $ 76,499,376    $   90,554,701     $  113,515,674      $ 62,558,990
                                             ------------    --------------     --------------      ------------
                                             ------------    --------------     --------------      ------------

Number of Shares Outstanding at
  the end of period                             7,421,762          8,776,762         5,747,326         4,626,996
                                             ------------    ---------------    --------------      ------------
NET ASSET VALUE PER SHARE                    $      10.31     $       10.32     $        19.75      $      13.52
                                             ------------    ---------------    --------------      ------------
                                             ------------    ---------------    --------------      ------------


The accompanying notes to the financial statements are an integral part of these statements.


--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(UNAUDITED)

--------------------------------------------------------------------------------------------------------
                                        FULL             LIMITED
                                        MATURITY         MATURITY         DIVERSIFIED
                                        FIXED INCOME     FIXED INCOME     EQUITY           BALANCED
                                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                         $  2,310,741     $  3,015,867     $     75,918     $    584,435
Dividends                                          0                0          758,609          250,789
                                        ------------     ------------     ------------     ------------

Total investment income                 $  2,310,741     $  3,015,867     $    834,527     $    835,224

EXPENSES:
Custodian fees                          $     12,590     $     11,724     $     10,340     $     13,806
Accounting fees                               24,578           21,606           17,720           15,417
Transfer agent fees                            5,651            8,096            7,343            4,208
Legal fees                                     4,180            4,180            4,180            4,180
Audit and tax return fees                      6,387            6,388            6,388            6,388
Director fees and expenses                     2,592            2,592            2,592            2,592
Officers and directors insurance               3,494            6,404            3,189            4,351
Administrative and other fees                  6,015            5,530            7,778            6,133
                                       -------------     ------------     ------------     ------------

  Total Expenses                        $     65,487     $     66,520     $     59,530     $     57,075

NET INVESTMENT INCOME                   $  2,245,254     $  2,949,347     $    774,997     $    778,149

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS

Net realized gain on investments sold   $    554,602     $    948,951     $  2,154,863     $  1,882,189
Net realized gain on closed
  futures and options contracts              109,930                0                0           50,336
Net change in unrealized appreciation
  (depreciation) of investments
  futures, and options                       332,291          141,885        3,348,667         (393,520)
                                        ------------     ------------     ------------     ------------

NET GAIN ON INVESTMENTS                 $    996,823     $  1,090,836     $  5,503,530     $  1,539,005
                                        ------------     ------------     ------------     ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS             $  3,242,077     $  4,040,183     $  6,278,527     $  2,317,154
                                        ------------     ------------     ------------     ------------
                                        ------------     ------------     ------------     ------------


The accompanying notes to the financial statements are an integral part of these statements.


--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------
                                     FULL MATURITY                             LIMITED MATURITY
                                     FIXED INCOME PORTFOLIO                    FIXED INCOME PORTFOLIO
                                     ------------------------------------      --------------------------------------
                                     YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED           SIX MONTHS ENDED
                                     JUNE 30, 1998      DECEMBER 31, 1998      JUNE 30, 1998        DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $  3,918,929       $   2,245,254          $  7,056,403         $  2,949,347
Net realized gain (loss) on
  investments sold and closed
  futures and options contracts           775,137             664,532               603,041              948,951
Net change in unrealized
  appreciation of investments,
  futures and options                   1,500,369             332,291               111,803              141,885
                                     ------------       -------------          ------------         ------------
Net increase in net assets
  resulting from operations             6,194,435           3,242,077             7,771,247            4,040,183
                                     ------------       -------------          ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment
  income                               (3,918,929)         (2,245,254)           (7,056,403)          (2,949,347)
Capital gains distributions                    --                  --                    --                   --
                                     ------------       -------------          ------------         ------------
Net decrease in net assets
  resulting from distributions       $ (3,918,929)      $  (2,245,254)         $ (7,056,403)        $ (2,949,347)

SHARE TRANSACTIONS:
Subscriptions of fund shares           19,714,754           7,801,377            66,599,835           10,123,720
Investment income dividends
  reinvested                            3,905,490           2,280,907             6,698,745            2,910,068
Capital gains distributions
  reinvested                                   --                  --                    --                   --
                                     ------------       -------------          ------------         ------------
Gross increase in fund shares          23,620,244          10,082,284            73,298,580           13,033,788
Redemptions of fund shares             (4,862,697)         (6,409,069)          (85,320,203)         (53,286,519)
                                     ------------       -------------          ------------         ------------
Net increase (decrease) from
  share transactions                   18,757,547           3,673,215           (12,021,623)         (40,252,731)
                                     ------------       -------------          ------------         ------------
Net increase (decrease) in net
  assets                             $ 21,033,053       $   4,670,038          $(11,306,779)        $(39,161,895)

TOTAL NET ASSETS
Beginning of period                    50,796,285          71,829,338           141,023,375          129,716,596
                                     ------------       -------------          ------------         ------------
End of period                        $ 71,829,338       $  76,499,376          $129,716,596         $ 90,554,701
                                     ------------       -------------          ------------         ------------
                                     ------------       -------------          ------------         ------------
Undistributed net investment
  income                             $          0       $           0          $          0         $          0
                                     ------------       -------------          ------------         ------------
                                     ------------       -------------          ------------         ------------


The accompanying notes to the financial statements are an integral part of these statements.


--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------

                                     DIVERSIFIED EQUITY PORTFOLIO              BALANCED PORTFOLIO
                                     -------------------------------------     --------------------------------------
                                     YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED           SIX MONTHS ENDED
                                     JUNE 30, 1998      DECEMBER 31, 1998      JUNE 30, 1998        DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $  1,155,391       $     774,997          $  1,670,427         $    778,149
Net realized gain on
  investments sold and closed
  futures and options contracts        14,530,821           2,154,863             7,424,058            1,932,525
Net change in unrealized
  appreciation of investments,
  futures, and options                    910,168           3,348,667               283,712             (393,520)
Net increase in net assets
  resulting from operations            16,596,380           6,278,527             9,378,197            2,317,154
                                     ------------       -------------          ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment
   income                              (1,146,547)           (777,899)           (1,662,939)            (829,627)
Capital gains distribution            (14,645,221)         (8,635,723)           (7,943,151)          (5,761,408)
                                     ------------       -------------          ------------         ------------
Net decrease in net assets
   resulting from distributions      $(15,791,768)      $  (9,413,622)         $ (9,606,090)        $ (6,591,035)

SHARE TRANSACTIONS:
Subscriptions of fund shares           20,167,552          23,863,918             8,202,099            1,380,210
Investment income dividends
   reinvested                           1,146,547             777,899             1,377,522              690,723
Capital gains distributions
   reinvested                          14,645,221           8,635,723             6,594,632            5,761,408
                                     ------------       -------------          ------------         ------------
Gross increase in fund shares          35,959,320          33,277,540            16,174,253            7,832,341
Redemptions of fund shares            (21,618,574)         (2,362,527)           (8,723,903)            (359,165)
                                     ------------       -------------          ------------         ------------
Net increase from
   share transactions                  14,340,746          30,915,013             7,450,350            7,473,176
                                     ------------       -------------          ------------         ------------
Net increase in net assets           $ 15,145,358       $  27,779,918          $  7,222,457         $  3,199,295

TOTAL NET ASSETS
Beginning of period                    70,590,398          85,735,756            52,137,238           59,359,695
                                     ------------       -------------          ------------         ------------
End of period                        $ 85,735,756       $ 113,515,674          $ 59,359,695         $ 62,558,990
                                     ------------       -------------          ------------         ------------
                                     ------------       -------------          ------------         ------------
Undistributed net investment
   income                            $     54,567       $      51,664          $    777,628         $    726,149
                                     ------------       -------------          ------------         ------------
                                     ------------       -------------          ------------         ------------


The accompanying notes to the financial statements are an integral part of these statements.


--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
(UNAUDITED)



--------------------------------------------------------------------------------
NOTE 1.
SIGNIFICANT ACCOUNTING POLICIES
The following are the significant accounting policies of Full Maturity Fixed Income, Limited Maturity Fixed Income, Diversified Equity and Balanced Portfolios (the "Portfolios"), each a series of AHA Investment Funds, Inc., a Maryland corporation, ("Fund").

SECURITY VALUATIONS
All securities are recorded at fair market value as of December 31, 1998. Securities traded on national securities exchanges are valued at last reported sales prices or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Other assets and securities are valued by a method that the Board of Directors believes represents a fair value.

ACCOUNTING FOR FUTURES
The Fund may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When the Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolios seek to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. The Full Maturity
Fixed Income and Balanced Portfolios had open futures contracts as of December 31, 1998.

ACCOUNTING FOR OPTIONS
The Fund may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


--------------------------------------------------------------------------------

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in put options written for the six months ended December 31, 1998, for the Fund were as follows:

---------------------------------------------------------------------------------------------------------------
                                            FULL MATURITY FIXED INCOME PORTFOLIO    BALANCED PORTFOLIO
                                            ------------------------------------    ---------------------------
                                            NUMBER OF      PREMIUMS                 NUMBER OF         PREMIUMS
                                            CONTRACTS      (000'S)                  CONTRACTS         (000'S)
---------------------------------------------------------------------------------------------------------------
Options Outstanding at Beginning                 21        $  13,155                     14           $   8,786
of Period
Options Written                                 275        $ 179,169                    101           $  71,808
Options Terminated in Closing                   223        $ 142,297                     84           $  62,941
Purchase Transactions
Options Expired                                  38        $  14,033                     16           $   6,292
Options Outstanding 12/31/98                     35        $  35,994                     15           $  11,361
---------------------------------------------------------------------------------------------------------------

The Limited Maturity and Diversified Equity Portfolios did not purchase or hold any options during the six month ended December 31, 1998.


--------------------------------------------------------------------------------

INVESTMENT OPTIONS
FULL MATURITY FIXED INCOME PORTFOLIO
Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily on high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

LIMITED MATURITY FIXED INCOME PORTFOLIO
Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

DIVERSIFIED EQUITY PORTFOLIO
Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

BALANCED PORTFOLIO
Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be effected only with banks, savings institutions and broker-dealers. They involve the purchase by a Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a subcustodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be effected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same are less than the repurchase price. The Fund had no outstanding repurchase agreements as of December 31, 1998.


--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
No provision is made for Federal Income Taxes since the Portfolios elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law. At June 30, 1998, the Funds' most recent fiscal year end, the approximate capital loss carryforward for U.S. Federal income tax purposes for the Full Maturity Fixed Income Portfolio and Limited Maturity Fixed Income Portfolio were approximately $1.0 million and $3.1 million respectively. This capital loss carryforward expires beginning in the year ending June 30, 2003, and is available to offset future capital gains.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER INFORMATION
The accounts of the Fund are kept on the accrual basis of accounting. Securities transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identification cost basis. Dividend income is recognized on the ex-dividend date.

NOTE 2.
FUND DISTRIBUTIONS
The Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio declare income dividends from net investment income daily and pay these dividends monthly, on the last day of every month.

In the Diversified Equity Portfolio and Balanced Portfolio, dividends from net investment income are declared on the thirteenth day of the last month of each quarter; the ex-dividend date is the fourteenth; and payment is made on the fifteenth. The aggregate distributions of net investment income for the Diversified Equity Portfolio and Balanced Portfolio were $0.15 and $0.20 per share, respectively, during the six months ended December 31, 1998.

During the six months ended December 31, 1998, the Diversified Equity and Balanced Portfolios made a long-term capital gain distribution of $1.628 and $1.263 per share, respectively.

During the six months ended December 31, 1998, the Diversified Equity and Balanced Portfolios made a short-term capital gain distribution of $0.015 and $0.111 per share, respectively.


--------------------------------------------------------------------------------

NOTE 3.
DIRECTORS' FEES AND TRANSACTIONS WITH AFFILIATES
Directors not affiliated with Hewitt Associates LLC ("Hewitt") or American Hospital Association ("AHA") receive $1,000 for each quarterly meeting and $500 for each special meeting of the Board of Directors, or committee thereof, (plus travel expenses). No remuneration has been paid to any principal or employee of the Fund's investment consultant, Hewitt, or any director or officer of AHA. The investments of the Portfolios are managed by various advisory organizations which serve as the investment managers. The Fund pays no fees to Hewitt or to the investment managers.

Hewitt is compensated for its services by the shareholders pursuant to The Program Services Agreement it has with each shareholder, under which Hewitt provides asset allocation consulting and certain other services. Fees of the investment managers are paid by Hewitt.

Hewitt has voluntarily undertaken to pay certain expenses of the Portfolios (or to reimburse the Portfolios for certain expenses) as may be necessary to limit total expenses of the Portfolios to specified amounts. American Hospital Association Services, Inc. has, in this regard, agreed to reimburse Hewitt for one-half of the amounts incurred by Hewitt pursuant to this undertaking. The maximum expense as a percent of average net assets for the Full Maturity Fixed Income Portfolio, the Limited Maturity Fixed Income Portfolio, the Diversified Equity Portfolio, and the Balanced Portfolio is 0.50% (annual percentage). The Portfolios have reached asset levels which allow the reduction of expenses to percentage amounts below that set forth above. The Portfolios may reimburse Hewitt for the expenses of the Portfolios it voluntarily has absorbed on or after September 1, 1989, provided that such reimbursement does not cause the percentage expense limitations set forth above to be exceeded and is approved by the Board of Directors of the Fund. There is no commitment, however, by the Fund to make any such reimbursement. As of December 31, 1998, approximate expenses paid on behalf of or reimbursed to the Portfolio by Hewitt since September 1, 1989, were: $101,400 for the Full Maturity Fixed Income Portfolio; $41,000 for the Limited Maturity Fixed Income Portfolio; $116,000 for the Diversified Equity Portfolio; and $10,900 for the Balanced Portfolio.

NOTE 4.
SHORT-TERM DEBT
To facilitate portfolio liquidity, each Portfolio is authorized to borrow against portfolio securities. During the six months ended December 31, 1998, there were no borrowings.


--------------------------------------------------------------------------------
                                      53

NOTE 5.
INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities (exclusive of short-term obligations) for the six months ended December 31, 1998, is presented below:

--------------------------------------------------------------------------------
PORTFOLIO                                PURCHASES             SALES
--------------------------------------------------------------------------------
Full Maturity Fixed Income               141,876,922         130,336,971

Limited Maturity Fixed Income            116,250,515         155,063,876

Diversified Equity                        42,955,832          19,493,937

Balanced                                  65,711,662          61,714,148

--------------------------------------------------------------------------------

At December 31, 1998, gross unrealized appreciation and depreciation of investments and futures on a tax basis and the cost of investments for financial reporting purposes and for Federal income tax purposes were as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                                COST OF INVESTMENTS
                                                                                --------------------------------------
                                                                                FINANCIAL            FEDERAL
PORTFOLIO                              APPRECIATION         DEPRECIATION        REPORTING            INCOME TAX
----------------------------------------------------------------------------------------------------------------------
Full Maturity Fixed Income                    2,278,106           491,529            82,170,323           82,170,323

Limited Maturity Fixed Income                   651,882            80,561            88,295,827           88,295,827

Diversified Equity                           26,261,752         5,794,279            93,242,910           93,242,910

Balanced                                     11,931,996         3,271,408            59,163,871           59,163,871
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

NOTE 6.
TRANSACTIONS IN CAPITAL STOCK SHARES

----------------------------------------------------------------------------------------------------------------------
                                           FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
                                           ---------------------------------------------------------------------------
                                           FULL                 LIMITED
                                           MATURITY             MATURITY             DIVERSIFIED
                                           FIXED INCOME         FIXED INCOME         EQUITY             BALANCED
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Transactions in capital stock shares
were as follows:

Subscriptions of fund shares                    762,818              983,499           1,172,753             104,870
Investment income dividends
  reinvested                                    221,545              282,251              40,838              49,899
Capital Gains Distribution reinvested                 0                    0             450,011             436,139
                                           -----------------    -----------------    --------------     --------------
Gross increase in fund shares                   984,363            1,265,750           1,663,602             590,908
Redemptions of fund shares                     (620,142)          (5,176,391)           (125,195)            (25,798)
                                           -----------------    -----------------    --------------     --------------
Net increase (decrease) in fund
  shares                                        364,221           (3,910,641)          1,538,407             565,110
Beginning of  Period                          7,057,541           12,687,403           4,208,919           4,061,886
                                           -----------------    -----------------    --------------     --------------
End of Period                                 7,421,762            8,776,762           5,747,326           4,626,996
                                           -----------------    -----------------    --------------     --------------
                                           -----------------    -----------------    --------------     --------------

----------------------------------------------------------------------------------------------------------------------
                                           FOR THE YEAR ENDED JUNE 30, 1998
                                           ---------------------------------------------------------------------------
                                           FULL                 LIMITED
                                           MATURITY             MATURITY             DIVERSIFIED
                                           FIXED INCOME         FIXED INCOME         EQUITY             BALANCED
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Transactions in capital stock shares
were as follows:

Subscriptions of fund shares                  1,961,116            6,517,696             993,893           582,923
Investment income dividends
  reinvested                                    387,960              655,990              54,313            90,950
Capital Gains Distribution reinvested                 0                    0             822,303           484,187
                                           -----------------    ----------------     --------------     --------------
Gross increase in fund shares                 2,349,076            7,173,686           1,870,509         1,158,060
Redemptions of fund shares                     (481,959)          (8,360,183)         (1,069,048)         (603,703)
                                           -----------------    ----------------     --------------     --------------
Net increase (decrease) in fund shares        1,867,117           (1,186,497)            801,461           554,357

Beginning of Year                             5,190,424           13,873,900           3,407,458         3,507,529
                                           -----------------    -----------------    --------------     --------------
End of Year                                   7,057,541           12,687,403           4,208,919         4,061,886
                                           -----------------    -----------------    --------------     --------------
                                           -----------------    -----------------    --------------     --------------


--------------------------------------------------------------------------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
FULL MATURITY FIXED INCOME PORTFOLIO

-------------------------------------------------------------------------------------------------------------

                                          PERIOD ENDED JUNE 30, 1998
                                          -------------------------------------------------------------------
                                            1989 (A)        1990          1991          1992          1993
----------------------------------------- -----------    ----------    ----------    -----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $10.00        $10.30         $10.01         $10.03       $10.58

INCOME FROM INVESTMENT OPERATIONS
 Net investment income                         0.55(1)       0.78(1)        0.79(1)        0.75         0.72
 Net realized and unrealized gain (loss)
    on investments and futures
    Total from Investment Operations           0.30         (0.29)          0.02           0.64         0.53
                                          -----------    ----------    ----------     ----------  - ----------
                                               0.85          0.49           0.81           1.39         1.25
LESS DISTRIBUTIONS:

Net investment income                         (0.55)        (0.78)         (0.79)         (0.75)       (0.72)
Net realized capital gains                    (0.00)        (0.00)         (0.00)         (0.09)       (0.35)
                                          -----------    ----------    ----------     ----------  - ----------
   Total Distributions                        (0.55)        (0.78)         (0.79)         (0.84)       (1.07)
                                          -----------    ----------    ----------     ----------  - ----------

NET ASSET VALUE, END OF PERIOD               $10.30        $10.01         $10.03         $10.58       $10.76
                                          -----------    ----------    ----------     ----------  - ----------
                                          -----------    ----------    ----------     ----------  - ----------

TOTAL RETURN ON NET ASSET VALUE (B)            8.60%         4.62%          7.87%         13.66%       11.98%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)     $1,422       $11,134        $19,893        $47,500      $52,094
Ratio of Expenses to Average Net Assets        0.50%(1)      0.50%(1)       0.50%(1)       0.42%        0.27%
Ratio of Net Investment Income to
  Average Net Assets                           8.12%(1)      8.44%(1)       8.06%(1)       7.37%        6.77%
Ratio of Expenses to Average Net
  Assets (C)                                   1.94%         1.36%          0.89%          0.42%        0.27%
Ratio of Net Investment Income to
  Average Net Assets (C)                       6.67%         7.56%          7.68%          7.37%        6.77%
Portfolio turnover rate                      234.20%       203.83%        411.24%        252.89%      266.03%

----------------------------------------------------------------------------------------------------------
                                                                                                   6 MOS
                                           PERIOD ENDED JUNE 30, 1998                              ENDED
                                           ---------------------------------------------------------------
                                              1994       1995       1996       1997       1998    12/31/98
-----------------------------------------  ---------- ---------- ---------- ---------- ---------- --------
NET ASSET VALUE, BEGINNING OF PERIOD        $10.76      $9.48      $9.88      $9.63      $9.79     $10.18

INCOME FROM INVESTMENT OPERATIONS

   Net investment income                      0.59       0.65       0.65       0.65       0.64       0.31
   Net realized and unrealized gain (loss)
      on investments and futures
    Total from Investment Operations         (0.64)      0.40       0.25       0.16       0.39       0.13
                                           ---------- ---------- ---------- ---------- ---------- ----------
                                             (0.05)      1.05       0.40       0.81       1.02       0.44
LESS DISTRIBUTIONS:

Net investment income                        (0.59)     (0.65)     (0.65)     (0.65)     (0.64)     (0.31)
Net realized capital gains                   (0.64)     (0.00)     (0.00)     (0.00)     (0.00)     (0.00)
                                           ---------- ---------- ---------- ---------- ---------- ----------
  Total Distributions                        (1.23)     (0.65)     (0.65)     (0.65)     (0.64)     (0.31)
                                           ---------- ---------- ---------- ---------- ---------- ----------

NET ASSET VALUE, END OF PERIOD               $9.48      $9.88      $9.63      $9.79     $10.18     $10.31
                                           ---------- ---------- ---------- ---------- ---------- ----------
                                           ---------- ---------- ---------- ---------- ---------- ----------

TOTAL RETURN ON NET ASSET VALUE (B)          (1.43)%    10.99%      3.58%      8.09%     10.20%      3.50%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)   $48,752    $39,874    $53,292    $50,796    $71,829    $76,499
Ratio of Expenses to Average Net Assets       0.24%      0.21%      0.21%      0.21%      0.17%      0.17%
Ratio of Net Investment Income to
  Average Net Assets                          5.67%      6.88%      6.52%      6.63%      6.19%      5.85%
Ratio of Expenses to Average Net
  Assets (C)                                  0.24%      0.21%      0.21%      0.21%      0.17%      0.17%
Ratio of Net Investment Income to
  Average Net Assets (C)                      5.67%      6.88%      6.52%      6.63%      6.19%      5.85%
Portfolio turnover rate                     331.63%    279.42%    283.13%    304.93%    178.52%    173.95%

-----------------------------------------
(1) Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A) Commencement date for the Full Maturity Fixed Income Portfolio was October 20, 1988.
(B) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(C) Ratios include all management fees and expenses.


--------------------------------------------------------------------------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
LIMITED MATURITY FIXED INCOME PORTFOLIO

-------------------------------------------------------------------------------------------------------------

                                          PERIOD ENDED JUNE 30, 1998
                                          -------------------------------------------------------------------
                                            1989 (A)     1990       1991       1992        1993       1994
----------------------------------------- ----------- ---------- ---------- ----------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $10.00      $10.07      $9.98     $10.11     $10.48     $10.52

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                       0.43(1)     0.77(1)    0.74(1)    0.64       0.49       0.49
   Net realized and unrealized gain
   (loss) on investments and futures           0.07       (0.09)      0.13       0.45       0.12      (0.32)
    Total from Investment Operations           0.50        0.68       0.87       1.09       0.61       0.17
                                          ----------- ---------- ---------- ----------- ---------- ----------
LESS DISTRIBUTIONS:
Net investment income                         (0.43)      (0.77)     (0.74)     (0.64)     (0.49)     (0.49)
Net realized capital gains                    (0.00)      (0.00)     (0.00)     (0.08)     (0.08)     (0.11)
                                          ----------- ---------- ---------- ----------- ---------- ----------
   Total Distributions                        (0.43)      (0.77)     (0.74)     (0.72)     (0.57)     (0.60)
                                          ----------- ---------- ---------- ----------- ---------- ----------

NET ASSET VALUE, END OF PERIOD               $10.07       $9.98     $10.11     $10.48     $10.52     $10.09
                                          ----------- ---------- ---------- ----------- ---------- ----------
                                          ----------- ---------- ---------- ----------- ---------- ----------

TOTAL RETURN ON NET ASSET VALUE (B)            5.01%       6.52%      8.49%     10.46%      5.49%      1.14%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)     $6,284     $18,522    $30,151   $101,881   $162,694   $189,542
Ratio of Expenses to Average Net Assets        0.50%(1)    0.50%(1)   0.50%(1)   0.29%      0.17%      0.14%
Ratio of Net Investment Income to
  Average Net Assets                           8.49%(1)    8.04%(1)   7.49%(1)   6.02%      4.66%      4.73%
Ratio of Expenses to Average Net
  Assets (C)                                   1.97%       0.88%      0.55%      0.29%      0.17%      0.14%
Ratio of Net Investment Income to
  Average Net Assets (C)                       7.01%       7.66%      7.45%      6.02%      4.66%      4.73%
Portfolio turnover rate                        0.00%     137.50%    279.16%     99.86%    167.38%    178.01%

-------------------------------------------------------------------------------------------------
                                                                                         6 MOS.
                                           PERIOD ENDED JUNE 30, 1998                     ENDED
                                           -------------------------------------------
                                              1995       1996       1997       1998     12/31/98
-----------------------------------------  ---------- ---------- ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $10.09     $10.22     $10.12     $10.16    $10.22

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                       0.62       0.62       0.61       0.60      0.28
   Net realized and unrealized gain
   (loss) on investments and futures           0.13      (0.10)      0.04       0.06      0.10
    Total from Investment Operations           0.75       0.52       0.65       0.66      0.38
                                           ---------- ---------- ---------- ---------- ----------
LESS DISTRIBUTIONS:
Net investment income                         (0.62)     (0.62)     (0.61)     (0.60)    (0.28)
Net realized capital gains                    (0.00)     (0.00)     (0.00)     (0.00)    (0.00)
                                           ---------- ---------- ---------- ---------- ----------
   Total Distributions                        (0.62)     (0.62)     (0.61)     (0.60)    (0.28)
                                           ---------- ---------- ---------- ---------- ----------

NET ASSET VALUE, END OF PERIOD               $10.22     $10.12     $10.16     $10.22    $10.32
                                           ---------- ---------- ---------- ---------- ----------
                                           ---------- ---------- ---------- ---------- ----------

TOTAL RETURN ON NET ASSET VALUE (B)            7.19%      4.66%      6.03%      6.11%     4.10%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)   $186,856   $201,196   $141,023   $129,717   $90,555
Ratio of Expenses to Average Net Assets        0.12%      0.10%      0.12%      0.12%     0.12%
Ratio of Net Investment Income to
  Average Net Assets                           6.17%      6.03%      6.04%      5.92%     5.54%
Ratio of Expenses to Average Net
  Assets (C)                                   0.12%      0.10%      0.12%      0.12%     0.12%
Ratio of Net Investment Income to
  Average Net Assets (C)                       6.17%      6.03%      6.04%      5.92%     5.54%
Portfolio turnover rate                      155.12%    132.75%    121.70%    144.97%   108.53%

-----------------------------------------
(1)Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A) Commencement date for the Limited Maturity Fixed Income Portfolio was December 22, 1988.
(B) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(C) Ratios include all management fees and expenses.


--------------------------------------------------------------------------------
                                      57

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
DIVERSIFIED EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------------

                                          PERIOD ENDED JUNE 30, 1998
                                          -------------------------------------------------------------------
                                            1989 (A)    1990       1991       1992        1993         1994
----------------------------------------- ----------- ---------- ---------- ----------- ----------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $10.00      $11.16     $11.42     $11.47      $12.95      $13.95

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                      0.35(1)     0.43(1)    0.35(1)    0.31(1)     0.25(1)     0.26
   Net realized and unrealized gain
   (loss) on investments and futures          1.12        0.52       0.08       1.52        1.70        0.45
    Total from Investment Operations          1.47        0.95       0.43       1.83        1.95        0.71
                                          ----------- ---------- ---------- ----------- ----------- ----------

LESS DISTRIBUTIONS:
Net investment income                        (0.31)      (0.44)     (0.34)     (0.31)      (0.25)      (0.26)
Net realized capital gains                   (0.00)      (0.25)     (0.04)     (0.04)      (0.70)      (0.50)
                                          ----------- ---------- ---------- ----------- ----------- ----------
   Total Distributions                       (0.31)      (0.69)     (0.38)     (0.35)      (0.95)      (0.76)
                                          ----------- ---------- ---------- ----------- ----------- ----------

NET ASSET VALUE, END OF PERIOD              $11.16      $11.42     $11.47     $12.95      $13.95      $13.90
                                          ----------- ---------- ---------- ----------- ----------- ----------
                                          ----------- ---------- ---------- ----------- ----------- ----------

TOTAL RETURN ON NET ASSET VALUE (B)          14.45%       7.76%      3.24%     15.14%      14.47%       4.21%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)    $3,556      $7,920    $10,725    $13,878     $21,087     $22,547
Ratio of Expenses to Average Net Assets       0.50%(1)    0.50%(1)   0.50%(1)   0.50%(1)    0.50%(1)    0.40%
Ratio of Net Investment Income to
  Average Net Assets                          4.88%(1)    4.45%(1)   3.37%(1)   2.13%(1)    1.90%(1)    1.83%
Ratio of Expenses to Average Net
  Assets (C)                                  2.68%       1.33%      1.08%      0.66%       0.53%       0.40%
Ratio of Net Investment Income to
  Average Net Assets (C)                      2.70%       3.61%      2.80%      1.97%       1.87%       1.83%
Portfolio turnover rate                      29.99%      33.57%     72.49%     65.89%      45.87%     100.45%

-------------------------------------------------------------------------------------------------
                                                                                         6 MOS
                                           PERIOD ENDED JUNE 30, 1998                    ENDED
                                           -------------------------------------------
                                              1995       1996       1997       1998     12/31/98
-----------------------------------------  ---------- ---------- ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $13.90     $14.76     $17.59    $20.72      $20.37

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                       0.29       0.35       0.34      0.32        0.15
   Net realized and unrealized gain
   (loss) on investments and futures           2.34       3.57       5.18      4.14        1.02
    Total from Investment Operations           2.63       3.92       5.52      4.46        1.17
                                           ---------- ---------- ---------- ---------- ----------

LESS DISTRIBUTIONS:
Net investment income                         (0.29)     (0.35)     (0.34)    (0.32)      (0.15)
Net realized capital gains                    (1.48)     (0.74)     (2.05)    (4.49)      (1.64)
                                           ---------- ---------- ---------- ---------- ----------
   Total Distributions                        (1.77)     (1.09)     (2.39)    (4.81)      (1.79)
                                           ---------- ---------- ---------- ---------- ----------

NET ASSET VALUE, END OF PERIOD               $14.76     $17.59     $20.72    $20.37      $19.75
                                           ---------- ---------- ---------- ---------- ----------
                                           ---------- ---------- ---------- ---------- ----------

TOTAL RETURN ON NET ASSET VALUE (B)           20.11%     26.42%     32.97%    24.05%       5.68%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)    $39,634    $54,435    $70,590   $85,736    $113,516
Ratio of Expenses to Average Net Assets        0.31%      0.18%      0.17%     0.14%       0.12%
Ratio of Net Investment Income to
  Average Net Assets                           2.30%      2.09%      1.83%     1.51%       1.53%
Ratio of Expenses to Average Net
  Assets (C)                                   0.31%      0.18%      0.17%     0.14%       0.12%
Ratio of Net Investment Income to
  Average Net Assets (C)                       2.30%      2.09%      1.83%     1.51%       1.53%
Portfolio turnover rate                       68.12%     57.76%     67.31%    65.82%      20.29%

-----------------------------------------
(1)Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A) Commencement date for the Diversified Equity Portfolio was
October 20, 1988
(B) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(C) Ratios include all management fees and expenses.


--------------------------------------------------------------------------------
                                      58

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
BALANCED PORTFOLIO

-------------------------------------------------------------------------------------------------------------------

                                          PERIOD ENDED JUNE 30, 1998
                                          -------------------------------------------------------------------------
                                            1989 (A)      1990        1991         1992         1993        1994
----------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $10.00       $10.68      $10.69      $10.87       $12.03      $12.76

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                      0.39(1)      0.56(1)     0.54(1)     0.44         0.44        0.42
   Net realized and unrealized gain
   (loss) on investments and futures          0.64         0.11        0.21        1.16         1.18       (0.26)
    Total from Investment Operations          1.03         0.67        0.75        1.60         1.62        0.16
                                          ------------ ----------- ----------- ------------ ----------- -----------

LESS DISTRIBUTIONS:
Net investment income                        (0.35)       (0.56)      (0.57)      (0.44)       (0.44)      (0.42)
Net realized capital gains                   (0.00)       (0.10)      (0.00)      (0.00)       (0.45)      (0.84)
                                          ------------ ----------- ----------- ------------ ----------- -----------
   Total Distributions                       (0.35)       (0.66)      (0.57)      (0.44)       (0.89)      (1.26)
                                          ------------ ----------- ----------- ------------ ----------- -----------

NET ASSET VALUE, END OF PERIOD              $10.68       $10.69      $10.87      $12.03       $12.76      $11.66
                                          ------------ ----------- ----------- ------------ ----------- -----------
                                          ------------ ----------- ----------- ------------ ----------- -----------

TOTAL RETURN ON NET ASSET VALUE (B)           9.96%        5.34%       6.62%      13.99%       13.02%       0.29%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)   $13,545      $34,565     $33,547     $34,853      $41,313     $46,523
Ratio of Expenses to Average Net Assets       0.50%(1)     0.50%(1)    0.50%(1)    0.38%        0.31%       0.26%
Ratio of Net Investment Income to
  Average Net Assets                          6.06%(1)     6.12%(1)    4.92%(1)    3.73%        3.51%       3.39%
Ratio of Expenses to Average Net
  Assets (C)                                  1.27%        0.52%       0.52%       0.38%        0.31%       0.26%
Ratio of Net Investment Income to
  Average Net Assets (C)                      5.29%        6.11%       4.89%       3.73%        3.51%       3.39%
Portfolio turnover rate                     106.23%      132.60%     201.36%     201.93%      132.14%     208.31%

------------------------------------------------------------------------------------------------
                                                                                        6 MOS
                                          PERIOD ENDED JUNE 30, 1998                    ENDED
                                          -------------------------------------------
                                             1995       1996       1997       1998     12/31/98
----------------------------------------- ---------- ---------- ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $11.66     $12.63     $13.38     $14.86     $14.61

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                      0.32       0.41       0.37       0.41       0.20
   Net realized and unrealized gain
   (loss) on investments and futures          1.44       1.98       2.65       2.01       0.25
    Total from Investment Operations          1.76       2.39       3.02       2.42       0.45
                                          ---------- ---------- ---------- ---------- ----------

LESS DISTRIBUTIONS:
Net investment income                        (0.32)     (0.41)     (0.39 )    (0.44)     (0.17)
Net realized capital gains                   (0.47)     (1.23)     (1.15)     (2.23)     (1.37)
                                          ---------- ---------- ---------- ---------- ---------
   Total Distributions                       (0.79)     (1.64)     (1.54)     (2.67)     (1.54)
                                          ---------- ---------- ---------- ---------- ----------

NET ASSET VALUE, END OF PERIOD              $12.63     $13.38     $14.86     $14.61     $13.52
                                          ---------- ---------- ---------- ---------- ----------
                                          ---------- ---------- ---------- ---------- ----------

TOTAL RETURN ON NET ASSET VALUE (B)          14.97%     19.20%     23.23%     16.79%      3.25%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)   $46,646    $43,130    $52,137    $59,360    $62,559
Ratio of Expenses to Average Net Assets       0.21%      0.23%      0.23%      0.18%      0.20%
Ratio of Net Investment Income to
  Average Net Assets                          4.12%      3.08%      2.81%      2.86%      2.67%
Ratio of Expenses to Average Net
  Assets (C)                                  0.21%      0.23%      0.23%      0.18%      0.20%
Ratio of Net Investment Income to
  Average Net Assets (C)                      4.12%      3.08%      2.81%      2.86%      2.67%
Portfolio turnover rate                     160.41%    146.69%    173.60%    169.04%    108.29%

-----------------------------------------
(1)Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A) Commencement date for the Balanced Portfolio was October 20, 1988.
(B) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(C) Ratios include all management fees and expenses.


--------------------------------------------------------------------------------
                                      59